Income Tax	6 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Income tax

Note 11. Income tax

British Virgin Islands

The Company was incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the British Virgin Islands.

Hong Kong

BU Creation and BU Workshop were incorporated in Hong Kong and subject to the Hong Kong corporate income tax rate of 16.5% on income derived from Hong Kong.

The components of the income tax provision were as follows:

	For the six months ended December 31,
	2025	2024	2023
Current income tax expense	7,123	58,673	47,911
Deferred income tax expense	418	292	149
Total income tax expenses	$7,541	$58,965	$48,060

Deferred tax liabilities net was $295 as at December 31, 2025 while deferred tax assets net was $123 at June 30, 2025. These deferred tax (liabilities) assets reflect the tax effect of temporary differences between the book and taxable income related to the lease expense and capital allowance claimed in Hong Kong, where the Company operates.

Deferred tax assets and liabilities are comprised of the following:

	As of
	December 31, 2025	June 30, 2025
Deferred tax assets:
Operating lease liabilities	$21,559	$7,067
Total deferred tax assets	$21,559	$7,067
Deferred tax liabilities:
Right of use assets – operating lease	$(21,854)	$(6,944)
Total deferred tax liabilities	$(21,854)	$(6,944)
Deferred tax (liabilities) assets, net	$(295)	$123